Document And Entity Information	Aug. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 05, 2022
Entity Registrant Name	SONOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38603
Entity Tax Identification Number	03-0479476
Entity Address, Address Line One	614 Chapala Street
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	(805)
Local Phone Number	965-3001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SONO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001314727
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Form 8-K/A”) amends the Current Report on Form 8-K of Sonos, Inc. (the “Company”) filed with the Securities and Exchange Commission (the "SEC") on August 10, 2022, which reported the resignation of Brittany Bagley as Chief Financial Officer of the Company and the appointment of Eddie Lazarus as Interim Chief Financial Officer of the Company, each effective as of September 1, 2022 (the “Original Form 8-K”). Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Form 8-K/A is being filed solely to provide information called for in Item 5.02(c)(3) of Form 8-K that had not been determined at the time of filing of the Original Form 8-K.